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                                       May 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      William Blair Funds
                  File Nos. 33-17463 and 811-5344
                  -------------------------------

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectuses dated May 1, 2002 and Statement of Additional Information dated May 1, 2002 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                       Very truly yours,



                                       /s/Renee M. Hardt
                                       -----------------

                                       Renee M. Hardt